Amount owing to directors (Tables)	12 Months Ended
Dec. 31, 2022
Amount Owing To Directors
Schedule of amount due to directors
	Year ended Dec 31, 2022	Year ended Dec 31, 2021
	(Audited)	(Audited)
Amount owing to directors	$487,890	$17,212
Total Amount to directors	$487,890	$17,212